Trust Account	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Trust Account
NOTE
6-TRUST

ACCOUNT
A total of $750,000,000, which includes $735,000,000 of the net proceeds from the Public Offering and $15,000,000 from the sale of the private placement warrants, has been placed in the Trust Account.
As of March 31, 2024, investment securities in the Company’s Trust Account consisted of $
804,228,813

in a demand deposit account. As of December 31, 2023, investment securities in the Company’s Trust Account consisted of $
794,750,266

in

money market funds. The Company classifies its Treasury Instruments and equivalent securities as held to maturity in accordance with ASC 320, “Investments-Debt and Equity Securities”.

Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.
In January 2022, the Company adopted the FASB-issued ASU
No. 2016-13,
“Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is to result in more timely recognition of credit losses. This guidance also requires new disclosures for financial assets measured at amortized costs, loans, and available-for-sale
debt securities. The adoption of this standard did not have a material effect on the Company’s operating results or financial position as the only securities to which this standard applies are the Treasury Bills, which the Company deemed to have no credit losses.
The following table presents fair value information as of December 31, 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments consist of a money market fund and a demand deposit account, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

Quoted Prices in Active Markets (Level 1)
Money market fund as of December 31, 2023	$794,750,266
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no
transfers between levels for the three months ended March 31, 2024.
The Company uses inputs such as
actual tra
de data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Note
6-Trust
Account
A total of $750,000,000, which includes $735,000,000 of the net proceeds from the Public Offering and $15,000,000 from the sale of the private placement warrants, has been placed in the Trust Account.
As of December 31, 2023, investment securities in the Company’s Trust Account consisted of $794,750,266 in money market fund. As December 31, 2022, investment securities in the Company’s Trust Account consisted of $759,271,905 in United States Treasury Bills and $441,037 held in money market fund. The Company classifies its Treasury Instruments and equivalent securities as held to maturity in accordance with ASC 320, “Investments-Debt and Equity Securities”.
Held-to-maturity

securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity

treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.
In January 2022, the Company adopted the FASB issued Accounting Standards Update (“ASU”)
No. 2016-13,
“Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires an entity to utilize a new impairment model known as the current expected credit loss (CECL) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is to result in more timely recognition of credit losses. This guidance also requires new disclosures for financial assets measured at amortized costs, loans, and available-for-sale
debt securities. The adoption of this standard did not have a material effect on the Company’s operating results or financial position as the only securities to which this standard applies are the Treasury Bills, which the Company deemed to have no credit losses.
The following tables presents fair value information as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table presents the carrying value (held to maturity), excluding accrued interest income and gross unrealized holding loss. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

Quoted Prices in Active Markets (Level 1)
Money market fund as of December 31, 2022	$441,037
Money market fund as of December 31, 2023	$794,750,266
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the years ended December 31, 2023 and 2022.
Level 1 instruments consist of investments in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmar
k
yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The carrying value, excluding gross unrealized holding gain and fair value of held to maturity securities on December
31
, 2022, is as follows:

	Amortized Cost	Gross Holding Gain	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of December 31, 2022 (1)	$759,271,905	$161,421	$759,433,326

(1)	Maturity date March 23, 2023.